Expense Example, No Redemption - Credit Suisse Commodity Return Strategy Fund	Feb. 27, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 577
Expense Example, No Redemption, 3 Years	803
Expense Example, No Redemption, 5 Years	1,048
Expense Example, No Redemption, 10 Years	1,747
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	183
Expense Example, No Redemption, 3 Years	577
Expense Example, No Redemption, 5 Years	996
Expense Example, No Redemption, 10 Years	2,165
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	82
Expense Example, No Redemption, 3 Years	266
Expense Example, No Redemption, 5 Years	466
Expense Example, No Redemption, 10 Years	$ 1,044